Investment in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Balance sheet data:
Current assets	¥ 3,727,537		¥ 3,292,029		$ 535,427
Non-current assets	32,074,801		33,836,936		4,607,257
Current liabilities	990,696		327,025		142,305
Non-current liabilities	1,668,928		1,658,657		$ 239,727
Operating data:
Revenue	2,177,056	$ 312,714	707,501	¥ 237,589
Income (Loss) from operations	470,278	67,551	131,969	(1,609,708)
Net Realized and Unrealized Gain from investments	632,934	90,915	319,127	1,846,396
Net income	¥ 1,109,261	$ 159,335	¥ 537,705	¥ 247,865